3. CHANGES IN ACCOUNTING POLICIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets	$ 10,799	$ 4,617
Satellites, property and other equipment	1,703,039	1,791,847
Other current liabilities	113,289	77,324
Current indebtedness	7,888	14,486
Long-term indebtedness	3,716,340	3,528,891
Deferred tax liabilities	406,900
Other long-term liabilities	435,518	365,879
Accumulated earnings	843,601	968,408
Reserves	95,678	21,731
IFRS 15 [Member]
Deferred tax assets	2,637	1,263
Satellites, property and other equipment	2,989	395
Other current liabilities	15,046	21,007
Current indebtedness
Long-term indebtedness
Deferred tax liabilities	(16,021)	(21,676)
Other long-term liabilities	60,978	67,087
Accumulated earnings	(54,699)	(65,082)
Reserves	$ 322	322
IFRS 9 [Member]
Deferred tax assets		93
Satellites, property and other equipment
Other current liabilities
Current indebtedness		(5,549)
Long-term indebtedness		(30,523)
Deferred tax liabilities		9,599
Other long-term liabilities
Accumulated earnings		26,566
Reserves
Total [Member]
Deferred tax assets		1,356
Satellites, property and other equipment		395
Other current liabilities		21,007
Current indebtedness		(5,549)
Long-term indebtedness		(30,523)
Deferred tax liabilities		(12,077)
Other long-term liabilities		67,087
Accumulated earnings		(38,516)
Reserves		$ 322